JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 98.7%

Argentina - 3.2%
MercadoLibre, Inc.*	270	480,728

Brazil - 5.5%
B3 SA - Brasil Bolsa Balcao	12,738	139,409
Localiza Rent a Car SA*	9,224	107,558
Lojas Renner SA	11,537	87,971
Magazine Luiza SA	37,429	171,842
Pagseguro Digital Ltd., Class A*(a)	3,267	159,903
Raia Drogasil SA	16,196	73,709
XP, Inc., Class A*	2,425	105,842

		846,234

China - 39.7%
Alibaba Group Holding Ltd., ADR*	1,893	480,397
Alibaba Group Holding Ltd.*	10,146	321,994
Budweiser Brewing Co. APAC Ltd.(b)	60,696	202,931
China Gas Holdings Ltd.	31,672	111,469
Dada Nexus Ltd., ADR*(a)	2,604	107,647
Foshan Haitian Flavouring & Food Co. Ltd., Class A	7,960	242,651
Hundsun Technologies, Inc., Class A	7,487	112,370
JD.com, Inc., ADR*	1,748	155,068
JD.com, Inc., Class A*	3,564	158,041
Jiangsu Hengli Hydraulic Co. Ltd., Class A	12,950	234,661
Kweichow Moutai Co. Ltd., Class A	431	141,283
Meituan Dianping, Class B*(b)	9,880	455,553
Midea Group Co. Ltd., Class A	11,746	174,942
NetEase, Inc.	7,252	165,239
NetEase, Inc., ADR	1,446	166,252
New Oriental Education & Technology Group, Inc., ADR*	1,136	190,341
Ping An Bank Co. Ltd., Class A	95,883	342,628
Ping An Insurance Group Co. of China Ltd., Class H	17,364	204,504
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,042	210,887
Shenzhou International Group Holdings Ltd.	8,943	174,394
Sichuan Swellfun Co. Ltd., Class A	4,921	68,472
Sunny Optical Technology Group Co. Ltd.	7,323	191,314
Tencent Holdings Ltd.	7,471	665,664
Wuxi Biologics Cayman, Inc.*(b)	35,157	492,266
Xinyi Solar Holdings Ltd.	58,422	127,827
Yum China Holdings, Inc.(a)	2,753	156,115

		6,054,910

Egypt - 0.0%(c)
Commercial International Bank Egypt SAE (Registered), GDR(b)	1,785	7,040

Hong Kong - 5.3%
AIA Group Ltd.	24,708	297,898
AIA Group Ltd.	795	9,561
Hong Kong Exchanges & Clearing Ltd.	2,684	171,569
Techtronic Industries Co. Ltd.	21,984	328,405

		807,433

Hungary - 0.7%
OTP Bank Nyrt.*	2,200	100,302

India - 14.9%
Asian Paints Ltd.	2,803	92,340
Britannia Industries Ltd.	1,793	85,835
HDFC Bank Ltd.*	13,065	249,335
HDFC Bank Ltd., ADR*	3,322	239,509
HDFC Life Insurance Co. Ltd.*(b)	16,679	154,781
Hindustan Unilever Ltd.	5,555	171,984
Housing Development Finance Corp. Ltd.	10,263	333,728
IndusInd Bank Ltd.*	3,941	45,624
ITC Ltd.	41,579	115,586
Kotak Mahindra Bank Ltd.*	9,295	217,749
Reliance Industries Ltd.	9,782	246,178
Tata Consultancy Services Ltd.	7,558	321,564

		2,274,213

Indonesia - 1.7%
Bank Central Asia Tbk. PT	56,552	136,014
Bank Rakyat Indonesia Persero Tbk. PT	427,057	126,608

		262,622

Macau - 0.7%
Sands China Ltd.	27,888	110,753

Mexico - 1.5%
Grupo Financiero Banorte SAB de CV, Class O*	10,991	54,745
Wal-Mart de Mexico SAB de CV	60,165	171,318

		226,063

Panama - 0.5%
Copa Holdings SA, Class A	929	71,888

Poland - 0.9%
Allegro.eu SA*(b)	6,873	135,608

Portugal - 0.9%
Jeronimo Martins SGPS SA	8,008	130,956

South Africa - 1.2%
Bid Corp. Ltd.	4,659	77,374
Capitec Bank Holdings Ltd.*	1,080	98,833

		176,207

South Korea - 7.0%
NCSoft Corp.*	243	205,497
Samsung Electronics Co. Ltd.	11,889	869,177

		1,074,674

Taiwan - 11.4%
President Chain Store Corp.	2,396	22,830
Sea Ltd., ADR*	2,432	527,107
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,163	1,113,531
Taiwan Semiconductor Manufacturing Co. Ltd.	3,301	69,761

		1,733,229

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Turkey - 0.9%
BIM Birlesik Magazalar A/S	11,447	112,655
Ford Otomotiv Sanayi A/S	1,110	21,750

		134,405

United States - 2.7%
EPAM Systems, Inc.*	1,175	404,666

TOTAL COMMON STOCKS (Cost $8,838,831)		15,031,931

SHORT-TERM INVESTMENTS - 1.1%

INVESTMENT COMPANIES - 0.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.11%(d)(e)(Cost $139,695)	139,623	139,707

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(d)(e)	25,541	25,544
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(d)(e) 3,183		3,183

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $28,727)		28,727

TOTAL SHORT-TERM INVESTMENTS (Cost $168,422)		168,434

Total Investments - 99.8% (Cost $9,007,253)		15,200,365
Other Assets Less Liabilities - 0.2%		35,651

Net Assets - 100.0%		15,236,016

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2021
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Internet & Direct Marketing Retail	15.1%
Banks	10.6
Semiconductors & Semiconductor Equipment	8.6
Entertainment	7.0
IT Services	5.8
Technology Hardware, Storage & Peripherals	5.7
Insurance	4.4
Interactive Media & Services	4.4
Food & Staples Retailing	3.9

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

INDUSTRY	PERCENTAGE

Machinery	3.7%
Life Sciences Tools & Services	3.2
Capital Markets	2.7
Beverages	2.7
Thrifts & Mortgage Finance	2.2
Food Products	2.2
Hotels, Restaurants & Leisure	1.8
Multiline Retail	1.7
Oil, Gas & Consumable Fuels	1.6
Health Care Equipment & Supplies	1.4
Electronic Equipment, Instruments & Components	1.3
Diversified Consumer Services	1.3
Household Durables	1.2
Textiles, Apparel & Luxury Goods	1.2
Household Products	1.1
Others (each less than 1.0%)	4.1
Short-Term Investments	1.1

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PT	Limited liability company
SGPS	Holding company

(a)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is approximately $27,450,000.

(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Amount rounds to less than 0.1% of net assets.

(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(e)	The rate shown is the current yield as of January 31, 2021.

*	Non-income producing security.

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$480,728	$–	$–	$480,728
Brazil	846,234	–	–	846,234
China	1,255,820	4,799,090	–	6,054,910
Egypt	–	7,040	–	7,040
Hong Kong	–	807,433	–	807,433
Hungary	–	100,302	–	100,302
India	239,509	2,034,704	–	2,274,213
Indonesia	–	262,622	–	262,622
Macau	–	110,753	–	110,753
Mexico	226,063	–	–	226,063
Panama	71,888	–	–	71,888
Poland	135,608	–	–	135,608
Portugal	130,956	–	–	130,956
South Africa	–	176,207	–	176,207
South Korea	–	1,074,674	–	1,074,674
Taiwan	1,640,638	92,591	–	1,733,229
Turkey	–	134,405	–	134,405
United States	404,666	–	–	404,666
Total Common Stocks	5,432,110	9,599,821	–	15,031,931
Short-Term Investments
Investment Companies	139,707	–	–	139,707
Investment of Cash Collateral from Securities Loaned	28,727	–	–	28,727
Total Short-Term Investments	168,434	–	–	168,434
Total Investments in Securities	$5,600,544	$9,599,821	$–	$15,200,365

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.11%(a)(b)	$313,818	$992,558	$1,166,653	$(44)	$28	$139,707	139,623	$52	$–
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(a)(b)	117,544	128,000	220,000	(13)	13	25,544	25,541	28	–
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	12,077	90,391	99,285	—	—	3,183	3,183	1	–
Total	$443,439	$1,210,949	$1,485,938	$(57)	$41	$168,434		$81	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of January 31, 2021.